Acquisition of Alpha Mind (Tables)	12 Months Ended
Sep. 30, 2025
Acquisition of Alpha Mind [Abstract]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired	The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Alpha Mind based on a valuation performed by an independent valuation firm engaged by the Company.
December 28, 2023
RMB
Net tangible assets (1)	15,436
Goodwill (2)	1,284,218
Total purchase consideration(3)	1,299,654

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023.
(2)	Immediately prior to the consummation of the acquisition of Alpha Mind, the Company was a shell company as defined in Rule 12b-2 under the Exchange Act and was subject to delisting risk. As a result of the consummation of the acquisition of Alpha Mind, we ceased to be a shell company on December 28, 2023 and that’s the main reason we paid $180,000 (equivalent to RMB 1,299,654) of which $177,862 (equivalent to RMB 1,284,218) was attributed to goodwill.
(3)	Total purchase consideration is $180,000, at exchange rate of 1 USD/RMB=7.2203

Schedule of Classes of Assets Acquired and Liabilities Assumed
As of December 28, 2023
RMB
ASSETS
Current assets
Cash, cash equivalents	5,868
Short-term investment	1,616
Accounts receivable, net	19,260
Advances to suppliers	6,872
Other current assets	973
Total current assets	34,589

Non-current assets:
Restricted cash, non-current	5,000
Property and equipment, net	271
Operating lease right-of-use assets	60
Deferred tax assets	511
Total non-current assets	5,842
Total Assets	40,431

Liabilities and shareholder’s deficit
Accounts payable	12,590
Taxes payable	910
Operating lease liabilities	41
Accrued expenses and other current liabilities	11,454
Total current liabilities	24,995
Non-current liabilities:
Operating lease liabilities, non-current	—
Total liabilities	24,995
Net tangible assets	15,436

Schedule of Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended September 30, 2025 was as follows:

Acquisition of Alpha Mind
Balance as of December 28, 2023	1,284,218
Goodwill allowance	(574,978)
Balance as of September 30, 2024	709,240
Goodwill allowance	(685,957)
Balance as of September 30, 2025	23,283